Supplemental cash flow information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in non-cash working capital
Accounts receivable	$ (75,678)	$ 143,717
Inventories	300,307	(376,908)
Supplies and prepaid expenses	(5,908)	(3,999)
Accounts payable and accrued liabilities	91,757	36,514
Reclamation payments	(19,542)	(17,640)
Other	(3,683)	25,399
Total	$ 287,253	$ (192,917)